Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Feb. 29, 2020	Aug. 31, 2019
Current
Cash	$ 2,456	$ 5,550
Amounts receivable	401	507
Prepaid expenses and other	277	298
Total current assets	3,134	6,355
Performance bonds and other assets	46	65
Exploration and evaluation assets	37,406	36,792
Right to use asset	204
Property, plant and equipment	350	451
Total assets	41,140	43,663
Current
Accounts payable and other liabilities	939	4,022
Brokerage fees payable	2,748	2,775
Total current liabilities	3,687	6,797
Loan payable	19,060	18,785
Convertible notes	16,687	16,075
Share based liabilities	247	112
Lease liability	222
Warrant derivative		3,051
Total liabilities	39,903	44,820
SHAREHOLDERS' EQUITY
Share capital	859,728	855,270
Contributed surplus	27,524	26,777
Accumulated other comprehensive loss	(160,531)	(159,637)
Deficit	(741,722)	(739,018)
Total shareholders' deficit attributable to shareholders of Platinum Group Metals Ltd.	(15,001)	(16,608)
Non-controlling interest	16,238	15,451
Total shareholders' equity / (deficit)	1,237	(1,157)
Total liabilities and shareholders' equity / (deficit)	$ 41,140	$ 43,663